Subsequent Events (Details Narrative) (10-K) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 09, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 05, 2020
Restricted stock, shares		1,484	142	41,484	837	838	6
Common stock shares issued price per share								$ 0.45
Employment Agreement [Member]
Restricted stock, shares	182,381
Shares outstanding granted	60,794
Common stock shares issued price per share	$ 1.10